Investments in Equity Affiliates (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, beginning balance	$ 0
Share of loss	0	0	(252,585)
Investment in affiliates, ending balance	0	0
Yisheng [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, beginning balance		0	255,281
Share of loss	0	0	(252,585)
Foreign currency translation			(2,696)
Investment in affiliates, ending balance			$ 0